As filed with the Securities and Exchange Commission on March 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  April 30, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
January 31, 2017 (Unaudited)

	Par
	Value($)	Value($)
CORPORATE BONDS AND NOTES - 57.9%
Basic Materials - 0.0%
Praxair, Inc.
1.050%, 11/07/2017	15,000	$14,983
1.250%, 11/07/2018	30,000	29,899
		44,882
Communications - 4.0%
AT&T, Inc.
1.400%, 12/01/2017	15,000	14,981
1.847%, 11/27/2018 (a)	2,000,000	2,016,288
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	26,658
2.125%, 03/01/2019	105,000	106,101
eBay, Inc.
1.350%, 07/15/2017	50,000	50,009
The Walt Disney Co.
0.875%, 05/30/2017	17,000	17,001
5.875%, 12/15/2017	30,000	31,204
1.650%, 01/08/2019	17,000	17,073
1.245%, 05/30/2019 (a)	1,000,000	1,003,411
Verizon Communications, Inc.
1.763%, 06/17/2019 (a)	3,000,000	3,027,870
		6,310,596
Consumer, Cyclical - 2.5%
American Honda Finance Corp.
1.741%, 02/22/2019 (a)	500,000	505,875
Daimler Finance North America LLC
1.375%, 08/01/2017 (Acquired 07/24/2014, Cost $999,165) (e)	1,000,000	999,686
McDonald's Corp.
5.300%, 03/15/2017	25,000	25,123
5.350%, 03/01/2018	10,000	10,401
PACCAR Financial Corp.
1.600%, 03/15/2017	30,000	30,021
1.400%, 11/17/2017	30,000	30,057
1.300%, 05/10/2019	12,000	11,893
The Home Depot, Inc.
2.000%, 06/15/2019	30,000	30,259
Toyota Motor Credit Corp.
1.375%, 01/10/2018	30,000	30,014
2.000%, 10/24/2018	25,000	25,163
2.100%, 01/17/2019	68,000	68,542
2.125%, 07/18/2019	40,000	40,248
VF Corp.
5.950%, 11/01/2017	35,000	36,181
Volkswagen International Finance NV
1.600%, 11/20/2017 (Acquired 02/23/2015, Cost $2,003,070) (e)(f)	2,000,000	1,997,640
Wal-Mart Stores, Inc.
1.000%, 04/21/2017	30,000	30,011
1.125%, 04/11/2018	40,000	39,944
		3,911,058

Consumer, Non-cyclical - 5.0%
AbbVie, Inc.
1.800%, 05/14/2018	2,000,000	2,003,422
Amgen, Inc.
1.250%, 05/22/2017	1,000,000	1,000,116
AstraZeneca PLC
5.900%, 09/15/2017 (f)	2,000,000	2,056,804
Danaher Corp.
2.400%, 09/15/2020	25,000	25,170
Diageo Capital PLC
5.750%, 10/23/2017 (f)	2,000,000	2,063,180
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017 (f)	15,000	15,018
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	15,000	15,803
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,852
Merck & Co., Inc.
1.100%, 01/31/2018	488,000	487,393
1.850%, 02/10/2020	14,000	14,038
PepsiCo, Inc.
1.000%, 10/13/2017	30,000	29,974
1.500%, 02/22/2019	15,000	14,989
2.150%, 10/14/2020	60,000	60,269
The Coca-Cola Co.
1.650%, 03/14/2018	30,000	30,128
1.375%, 05/30/2019	20,000	19,934
The Procter & Gamble Co.
1.700%, 11/03/2021	60,000	58,899
		7,924,989
Energy - 2.4%
BP Capital Markets PLC
1.846%, 05/05/2017 (f)	3,150,000	3,156,139
Chevron Corp.
1.104%, 12/05/2017	15,000	14,981
1.365%, 03/02/2018	90,000	89,956
1.718%, 06/24/2018	35,000	35,117
1.790%, 11/16/2018	50,000	50,219
4.950%, 03/03/2019	20,000	21,347
ConocoPhillips
6.650%, 07/15/2018	25,000	26,702
6.000%, 01/15/2020	20,000	22,175
ConocoPhillips Co.
1.500%, 05/15/2018	30,000	29,911
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	16,261
Exxon Mobil Corp.
1.305%, 03/06/2018	50,000	50,023
1.819%, 03/15/2019	100,000	100,471
Occidental Petroleum Corp.
1.500%, 02/15/2018	60,000	60,024
Phillips 66
2.950%, 05/01/2017	25,000	25,108
Statoil ASA
1.250%, 11/09/2017 (f)	30,000	29,977
6.700%, 01/15/2018 (f)	10,000	10,491
1.950%, 11/08/2018 (f)	10,000	10,048
5.250%, 04/15/2019 (f)	15,000	16,090
		3,765,040

Financial - 36.6%
American Express Bank FSB
1.065%, 06/12/2017 (a)	405,000	405,288
6.000%, 09/13/2017	950,000	975,894
American Express Credit Corp.
1.125%, 06/05/2017	2,025,000	2,025,199
1.661%, 11/05/2018 (a)	500,000	504,300
2.250%, 08/15/2019	95,000	95,686
Bank of America Corp.
6.400%, 08/28/2017	50,000	51,384
5.750%, 12/01/2017	1,625,000	1,680,127
2.650%, 04/01/2019	60,000	60,675
Berkshire Hathaway Finance Corp.
1.300%, 05/15/2018	8,000	7,999
5.400%, 05/15/2018	60,000	63,124
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	100,000	100,227
BlackRock, Inc.
5.000%, 12/10/2019	75,000	81,368
Boston Properties LP
3.700%, 11/15/2018	15,000	15,425
Capital One Bank USA, N.A.
1.200%, 02/13/2017	6,592,000	6,592,442
Capital One, N.A.
1.500%, 03/22/2018	1,000,000	996,430
2.056%, 08/17/2018 (a)	500,000	505,191
Credit Suisse AG
1.427%, 05/26/2017 (a)(f)	1,000,000	1,000,447
1.729%, 01/29/2018 (a)(f)	3,900,000	3,908,997
1.750%, 01/29/2018 (f)	1,000,000	1,001,467
1.700%, 04/27/2018 (f)	1,000,000	999,477
1.717%, 04/27/2018 (a)(f)	1,000,000	1,001,085
Deutsche Bank AG
6.000%, 09/01/2017 (f)	709,000	724,835
HSBC USA, Inc.
1.500%, 11/13/2017	2,000,000	1,999,798
1.700%, 03/05/2018	1,000,000	999,794
1.651%, 08/07/2018 (a)	1,000,000	1,001,788
Morgan Stanley
6.250%, 08/28/2017	4,000,000	4,108,504
2.318%, 04/25/2018 (a)	2,725,000	2,755,419
National City Bank
1.318%, 06/07/2017 (a)	2,075,000	2,076,052
National Rural Utilities Cooperative Finance Corp.
5.450%, 02/01/2018	50,000	51,922
PNC Bank, N.A.
4.875%, 09/21/2017	2,500,000	2,552,355
State Street Corp.
5.375%, 04/30/2017	15,000	15,153
1.350%, 05/15/2018	92,000	91,826
1.950%, 05/19/2021	25,000	24,506
The Bank of New York Mellon Corp.
2.200%, 03/04/2019	59,000	59,430
4.600%, 01/15/2020	30,000	32,063
2.450%, 11/27/2020	35,000	35,114
The Bank of Nova Scotia
1.300%, 07/21/2017 (f)	325,000	325,323
1.450%, 04/25/2018 (f)	2,000,000	1,996,002
1.853%, 01/15/2019 (a)(f)	1,000,000	1,010,218
The Charles Schwab Corp.
2.200%, 07/25/2018	40,000	40,326
The Chubb Corp.
5.750%, 05/15/2018	35,000	36,845

The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	950,000	975,901
6.150%, 04/01/2018	30,000	31,488
2.006%, 11/15/2018 (a)	4,240,000	4,283,265
7.500%, 02/15/2019	130,000	143,907
The Travelers Companies, Inc.
3.900%, 11/01/2020	50,000	53,076
UBS AG
1.375%, 08/14/2017 (f)	2,000,000	2,000,350
1.697%, 03/26/2018 (a)(f)	2,750,000	2,762,843
US Bancorp
2.200%, 04/25/2019	75,000	75,680
US Bank, N.A.
1.350%, 01/26/2018	2,368,000	2,367,801
Wachovia Corp.
5.750%, 02/01/2018	440,000	457,500
Wells Fargo & Co.
5.625%, 12/11/2017	50,000	51,737
1.671%, 04/23/2018 (a)	127,000	127,459
2.150%, 01/30/2020	200,000	199,476
2.600%, 07/22/2020	90,000	90,591
4.600%, 04/01/2021	60,000	64,419
2.100%, 07/26/2021	50,000	48,681
Wells Fargo Bank, N.A.
1.781%, 01/22/2018 (a)	2,000,000	2,013,272
		57,756,951
Industrial - 4.1%
Caterpillar Financial Services Corp.
1.500%, 02/23/2018	20,000	20,028
1.800%, 11/13/2018	25,000	25,027
2.100%, 06/09/2019	15,000	15,088
2.250%, 12/01/2019	20,000	20,165
Emerson Electric Co.
4.875%, 10/15/2019	45,000	48,566
General Dynamics Corp.
1.000%, 11/15/2017	2,030,000	2,028,480
General Electric Co.
5.400%, 02/15/2017	75,000	75,107
5.625%, 05/01/2018	80,000	84,086
5.500%, 01/08/2020	20,000	22,044
4.000%, 12/29/2049, Callable 06/15/2022 at 100.0 (a)(b)	1,234,000	1,192,353
Illinois Tool Works, Inc.
0.900%, 02/25/2017	31,000	30,991
1.950%, 03/01/2019	50,000	50,477
John Deere Capital Corp.
1.400%, 03/15/2017	50,000	50,035
1.550%, 12/15/2017	40,000	40,114
1.600%, 07/13/2018	18,000	18,030
1.750%, 08/10/2018	20,000	20,065
1.579%, 01/08/2019 (a)	500,000	502,989
Precision Castparts Corp.
1.250%, 01/15/2018	45,000	44,995
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	1,000,000	1,011,549
The Boeing Co.
0.950%, 05/15/2018	50,000	49,720
United Parcel Service, Inc.
1.125%, 10/01/2017	30,000	30,000
United Technologies Corp.
1.778%, 05/04/2018 (a)(c)	1,000,000	1,000,795
		6,380,704

Technology - 2.9%
Apple, Inc.
0.900%, 05/12/2017	18,000	18,005
1.000%, 05/03/2018	41,000	40,871
1.740%, 02/22/2019 (a)	1,000,000	1,013,593
1.550%, 02/07/2020	10,000	9,900
2.250%, 02/23/2021	13,000	13,008
1.550%, 08/04/2021	97,000	93,799
HP, Inc.
1.963%, 01/14/2019 (a)	1,500,000	1,505,188
2.750%, 01/14/2019	1,500,000	1,517,526
Intel Corp.
3.300%, 10/01/2021	50,000	52,106
Microsoft Corp.
1.000%, 05/01/2018	60,000	59,833
1.300%, 11/03/2018	34,000	33,960
4.200%, 06/01/2019	30,000	31,857
1.550%, 08/08/2021	45,000	43,581
National Semiconductor Corp.
6.600%, 06/15/2017	25,000	25,509
Oracle Corp.
2.375%, 01/15/2019	15,000	15,227
5.000%, 07/08/2019	30,000	32,356
1.900%, 09/15/2021	130,000	127,035
		4,633,354
Utilities - 0.4%
DTE Electric Co.
3.900%, 06/01/2021	55,000	58,254
Duke Energy Carolinas LLC
5.250%, 01/15/2018	35,000	36,274
4.300%, 06/15/2020	25,000	26,784
3.900%, 06/15/2021	25,000	26,498
Duke Energy Florida LLC
5.650%, 06/15/2018	25,000	26,394
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	52,772
Florida Power & Light Co.
5.550%, 11/01/2017	35,000	36,077
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	22,090
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	31,061
MidAmerican Energy Co.
5.300%, 03/15/2018	30,000	31,259
Northern States Power Co.
2.200%, 08/15/2020	30,000	30,041
PacifiCorp
5.650%, 07/15/2018	25,000	26,443
Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	31,082
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	24,989
2.000%, 08/15/2019	75,000	75,399
Southern California Edison Co.
1.125%, 05/01/2017	7,000	7,002
5.500%, 08/15/2018	45,000	47,707
3.875%, 06/01/2021	40,000	42,446
Wisconsin Electric Power Co.
1.700%, 06/15/2018	25,000	25,054
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	26,630
		684,256
TOTAL CORPORATE BONDS AND NOTES (Cost $91,079,473)		91,411,830

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corporation REMICS - 0.4%
Series 2542, Class ES
5.000%, 12/15/2017	3,377	3,409
Series 2564, Class HJ
5.000%, 02/15/2018	2,532	2,559
Series 2611, Class UH
4.500%, 05/15/2018	5,561	5,653
Series 2617, Class GR
4.500%, 05/15/2018	6,444	6,538
Series 2617, Class TK
4.500%, 05/15/2018	11,071	11,254
Series 2627, Class MC
4.500%, 06/15/2018	11,336	11,522
Series 2649, Class KA
4.500%, 07/15/2018	8,159	8,290
Series 2693, Class PE
4.500%, 10/15/2018	10,972	11,238
Series 2746, Class EG
4.500%, 02/15/2019	12,230	12,523
Series 2814, Class GB
5.000%, 06/15/2019	2,085	2,127
Series 2989, Class TG
5.000%, 06/15/2025	36,668	39,521
Series 3002, Class YD
4.500%, 07/15/2025	14,687	15,737
Series 2526, Class FI
1.767%, 02/15/2032 (a)	70,993	72,744
Series 2881, Class AE
5.000%, 08/15/2034	12,082	12,751
Series 2933, Class HD
5.500%, 02/15/2035	21,696	23,853
Series 4305, Class KA
3.000%, 03/15/2038	78,259	79,762
Series 3843, Class GH
3.750%, 10/15/2039	53,630	55,832
Series 3786, Class NA
4.500%, 07/15/2040	96,948	103,208
Series 4305, Class A
3.500%, 06/15/2048	119,437	124,850
		603,371
Federal National Mortgage Association REMICS 0.4%
Series 2003-92, Class PE
4.500%, 09/25/2018	9,953	10,192
Series 2003-80, Class YE
4.000%, 06/25/2023	1,537	1,541
Series 2005-40, Class YG
5.000%, 05/25/2025	32,106	34,601
Series 2011-122, Class A
3.000%, 12/25/2025	66,293	67,628
Series 2007-27, Class MQ
5.500%, 04/25/2027	9,071	10,065
Series 2005-16, Class PE
5.000%, 03/25/2034	1,148	1,150
Series 2005-48, Class AR
5.500%, 02/25/2035	18,441	19,300
Series 2005-62, Class CQ
4.750%, 07/25/2035	8,312	8,674

Series 2005-64, Class PL
5.500%, 07/25/2035	51,452	56,971
Series 2005-68, Class PG
5.500%, 08/25/2035	36,024	39,938
Series 2005-83A, Class LA
5.500%, 10/25/2035	20,783	22,991
Series 2006-57, Class AD
5.750%, 06/25/2036	103,891	111,180
Series 2014-23, Class PA
3.500%, 08/25/2036	112,360	116,292
Series 2007-39, Class NA
4.250%, 01/25/2037	4,940	5,031
Series 2013-83, Class CA
3.500%, 10/25/2037	92,697	96,170
Series 2009-47, Class PA
4.500%, 07/25/2039	13,212	13,880
Series 2011-113, Class NE
4.000%, 03/25/2040	35,040	35,621
		651,225
Government National Mortgage Association - 0.2%
Series 2013-88, Class WA
5.019%, 06/20/2030 (a)	66,604	71,254
Series 2002-22, Class GF
6.500%, 03/20/2032	40,938	47,384
Series 2002-51, Class D
6.000%, 07/20/2032	47,977	53,546
Series 2008-50, Class NA
5.500%, 03/16/2037	10,659	11,127
Series 2007-11, Class PE
5.500%, 03/20/2037	25,726	28,841
Series 2013-113, Class UB
3.000%, 11/20/2038	72,491	73,548
		285,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,526,633)		1,540,296

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.0%
Federal Home Loan Bank - 1.1%
0.750%, 08/28/2017	150,000	150,106
0.875%, 03/19/2018	400,000	399,693
1.250%, 06/08/2018	340,000	340,898
2.000%, 09/14/2018	75,000	75,981
1.250%, 01/16/2019	200,000	200,052
1.000%, 09/26/2019	300,000	296,580
1.875%, 11/29/2021	250,000	248,573
		1,711,883
Federal Home Loan Mortgage Corporation - 0.7%
1.000%, 03/08/2017	140,000	140,072
0.750%, 07/14/2017	595,000	595,338
0.875%, 10/12/2018	125,000	124,424
5.500%, 04/01/2021, Gold Pool #G11941	23,752	25,123
5.500%, 11/01/2021, Gold Pool #G12454	11,452	12,155
5.500%, 04/01/2023, Gold Pool #G13145	22,409	24,009
4.000%, 02/01/2026, Gold Pool #J15974	56,293	59,080
4.000%, 06/01/2026, Gold Pool #J14494	18,333	19,219
4.500%, 06/01/2029, Gold Pool #C91251	16,765	18,040
4.500%, 12/01/2029, Gold Pool #C91281	33,368	35,906
4.500%, 04/01/2030, Gold Pool #C91295	18,229	19,628
		1,072,994

Federal National Mortgage Association - 1.2%
5.000%, 02/13/2017	200,000	200,295
1.125%, 04/27/2017	205,000	205,294
5.375%, 06/12/2017	550,000	559,629
1.125%, 07/20/2018	390,000	390,315
1.375%, 10/07/2021	210,000	204,462
2.000%, 01/05/2022	150,000	149,900
6.000%, 09/01/2019, Pool #735439	1,238	1,271
5.500%, 06/01/2020, Pool #888601	3,427	3,531
5.000%, 05/01/2023, Pool #254762	14,337	15,623
5.500%, 01/01/2024, Pool #AD0471	12,100	12,867
5.000%, 12/01/2025, Pool #256045	28,500	31,066
5.500%, 05/01/2028, Pool #257204	23,581	26,169
4.000%, 08/01/2029, Pool #MA0142	28,695	30,328
5.500%, 04/01/2037, Pool #AD0249	33,931	38,016
7.000%, 04/01/2037, Pool #888366	9,175	10,718
5.000%, 10/01/2039, Pool #AC3237	70,326	77,442
		1,956,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,735,206)		4,741,803

U.S. TREASURY OBLIGATIONS - 24.4%
U.S. Treasury Notes - 24.4%
0.875%, 04/30/2017	475,000	475,443
0.625%, 05/31/2017	890,000	890,243
0.875%, 06/15/2017	1,000,000	1,001,013
0.750%, 06/30/2017	500,000	500,292
2.375%, 07/31/2017	300,000	302,593
0.625%, 09/30/2017	720,000	719,438
1.875%, 09/30/2017	1,050,000	1,057,690
0.750%, 10/31/2017	1,405,000	1,404,917
1.875%, 10/31/2017	790,000	796,419
0.625%, 11/30/2017	1,100,000	1,098,372
0.750%, 12/31/2017	1,000,000	999,199
0.750%, 01/31/2018	490,000	489,436
0.875%, 01/31/2018	920,000	920,055
0.750%, 02/28/2018	450,000	449,358
0.625%, 04/30/2018	2,140,000	2,130,888
1.000%, 05/31/2018	1,115,000	1,115,240
0.875%, 07/15/2018	505,000	504,023
1.375%, 07/31/2018	1,200,000	1,206,118
2.250%, 07/31/2018	180,000	183,262
1.500%, 08/31/2018	430,000	432,822
1.250%, 10/31/2018	1,915,000	1,918,516
1.250%, 11/30/2018	700,000	701,053
1.500%, 12/31/2018	460,000	462,650
1.250%, 01/31/2019	1,585,000	1,586,022
1.500%, 01/31/2019	1,150,000	1,156,492
1.375%, 02/28/2019	380,000	381,068
1.500%, 02/28/2019	355,000	356,824
1.625%, 03/31/2019	740,000	745,535
1.625%, 04/30/2019	1,695,000	1,707,050
0.875%, 05/15/2019	180,000	178,239
1.500%, 05/31/2019	1,395,000	1,400,749
1.000%, 06/30/2019	380,000	376,964
1.625%, 06/30/2019	200,000	201,309
0.875%, 07/31/2019	755,000	746,138
1.625%, 07/31/2019	180,000	181,143
1.000%, 08/31/2019	815,000	807,311
1.000%, 09/30/2019	740,000	732,456
1.750%, 09/30/2019	300,000	302,689
1.500%, 10/31/2019	200,000	200,438

1.500%, 11/30/2019	410,000	410,697
1.125%, 12/31/2019	640,000	633,975
1.625%, 12/31/2019	220,000	221,040
1.250%, 01/31/2020	850,000	844,156
1.375%, 01/31/2020	250,000	249,272
1.375%, 02/29/2020	380,000	378,367
1.125%, 03/31/2020	300,000	296,356
1.375%, 04/30/2020	620,000	616,416
1.500%, 05/31/2020	1,300,000	1,296,369
1.875%, 06/30/2020	200,000	201,922
2.000%, 07/31/2020	150,000	151,957
1.375%, 08/31/2020	250,000	247,724
1.375%, 09/30/2020	350,000	346,411
1.750%, 10/31/2020	250,000	250,669
2.000%, 11/30/2020	390,000	394,228
1.375%, 01/31/2021	590,000	581,461
2.125%, 01/31/2021	345,000	349,966
1.250%, 03/31/2021	150,000	146,757
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,526,928)		38,437,210
	Shares
SHORT-TERM INVESTMENTS - 13.3%
Fidelity Government Portfolio - Class I, 0.43% (d)	20,995,568	20,995,568
TOTAL SHORT-TERM INVESTMENTS (Cost $20,995,568)		20,995,568
TOTAL INVESTMENTS (Cost $156,863,808) - 99.6%		157,126,707
Other Assets in Excess of Liabilities - 0.4%		629,726
TOTAL NET ASSETS - 100.0%		$157,756,433

Percentages are stated as a percent of net assets.

(a)	Variable or Floating Rate Security. The rate shown represents the rate at January 31, 2017.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of January 31, 2017.
(d)	The rate shown represents the fund's 7-day yield as of January 31, 2017.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At January 31, 2017, the market value of these securities total $2,997,326 which represents 1.9% of total net assets.

(f)	U.S. traded security of a foreign issuer or corporation.

PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2017 (Unaudited) was as follows:

Pemberwick
Fund*
Cost of investments	$156,863,808
Gross unrealized appreciation	449,252
Gross unrealized depreciation	(186,353)
Net unrealized appreciation	$262,899

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2017 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.
Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are generally valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they would be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$91,411,830	$-	$91,411,830
Collateralized Mortgage Obligations	-	1,540,296	-	1,540,296
U.S. Government Agency Obligations	-	4,741,803	-	4,741,803
U.S. Treasury Obligations	-	38,437,210	-	38,437,210
Short-Term Investments	20,995,568	-	-	20,995,568
Total Investments in Securities	$20,995,568	$136,131,139	$-	$157,126,707

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between Levels are recognized at the end of the reporting period. The Fund recognized no transfers beween Levels. There were no Level 3 securities held in the Fund on January 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date   3/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date   3/23/2017

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date   3/23/2017

* Print the name and title of each signing officer under his or her signature.